NUCLEAR FUEL INVENTORY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Total CURRENT	R$ 510,638	R$ 465,152
NONCURRENT
Total NONCURRENT	828,410	831,008
Total	1,339,048	1,296,160
Elements ready
CURRENT
Total CURRENT	510,638	465,152
NONCURRENT
Total NONCURRENT	373,108	318,229
Uranium concentrate
NONCURRENT
Total NONCURRENT	187,394	194,047
Ongoing - nuclear fuel
NONCURRENT
Total NONCURRENT	R$ 267,908	R$ 318,732